TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
20.	TRADE AND OTHER PAYABLES

	December 31, 2022 US$’000	December 31, 2021 US$’000
Trade payables	6,205	6,763
Accruals and other liabilities	8,585	7,595
Payroll taxes	368	398
Employee related social insurance	103	130
Deferred income	114	141
Deferred government grants	-	69
Other payables	-	31

	15,375	15,127

Included in trade and other payables at December 31, 2022 was US$176,000 (2021: US$Nil) relating to contracted licence payments.

Other payables

Other payables at December 31, 2021 related to an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan was repaid and partly forgiven in the year ended December 31, 2022. For more information, refer to Note 4.